Offerings - Offering: 1	Oct. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value $0.01 per share, issuable under the Lytus Technologies Holdings PTV. Ltd. 2023 Employee Incentive Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	8.01
Maximum Aggregate Offering Price	$ 8,010,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,106.18
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional common shares, par value $0.01 per share (the “Common Shares”), of Lytus Technologies Holdings PTV. Ltd. (the “Registrant”) that may from time to time be offered or issued to prevent dilution from any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Common Shares.

Represents 1,000,000 Common Shares reserved for issuance and issuable pursuant to the Registrant’s 2023 Employee Incentive Plan (the “2023 Plan”). Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall cover an indeterminate number of Common Shares to be offered or sold pursuant to the 2023 Plan.

Estimated in accordance with Rule 457(c) under the Securities Act, solely for the purpose of calculating the applicable registration fee. The proposed maximum offering price per Common Share represents the average of the high and low prices of the Common Shares as reported on the OTCQB on October 1, 2025.